Fair values of financial assets and liabilities - Schedule of Valuation Hierarchy for Financial Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021 [1]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	£ 6,153	£ 7,266
Customer deposits	471,396	475,331
Repurchase agreements at amortised cost	37,703	48,596	[1]	£ 31,125
Debt securities in issue at amortised cost	80,857	78,978
Subordinated liabilities	10,253	10,730	[1]	£ 13,108
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Repurchase agreements at amortised cost	0	0
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	6,153	7,268
Customer deposits	471,857	475,147
Repurchase agreements at amortised cost	37,703	48,596
Debt securities in issue at amortised cost	75,021	71,975
Subordinated liabilities	10,345	10,065
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	0	0
Customer deposits	0	0
Repurchase agreements at amortised cost	0	0
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	6,153	7,266
Customer deposits	471,396	475,331
Repurchase agreements at amortised cost	37,703	48,596
Debt securities in issue at amortised cost	75,592	73,819
Subordinated liabilities	10,253	10,730
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Liabilities [Line Items]
Deposits from banks	6,153	7,268
Customer deposits	471,857	475,147
Repurchase agreements at amortised cost	37,703	48,596
Debt securities in issue at amortised cost	75,021	71,975
Subordinated liabilities	£ 10,345	£ 10,065

[1]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.